Going Concern	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Going Concern

2	- GOING CONCERN

 These consolidated financial statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States ("US GAAP").The going concern basis of preparation assumes that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company had an operating loss and negative cash flows from operations during the year ended March 31, 2020, the Company has incurred an accumulated deficit of $20,631,105 to date as a result of its history of operating losses and negative cash flows from operations in prior years. This raises substantial doubt about the ability of the Company to continue as a going concern. The ability of the Company to continue as a going concern and to realize the carrying value of its assets and discharge its liabilities and commitments when due is dependent on the Company generating revenue sufficient to fund its cash flow needs. There is no certainty that this and other strategies will be sufficient to permit the Company to continue as a going concern.

Management is currently investigating and evaluating options that may include recapitalization of the Company and pursuing other ventures of a different nature.

The consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate. If the going concern assumption was not appropriate for these consolidated financial statements, then adjustments could be necessary to the carrying values of the assets and liabilities, the reported revenue and expenses and the classifications used in the consolidated balance sheets. Such adjustments could be material.

THE COVID-19 PANDEMIC HAS ADVERSELY IMPACTED, AND POSES RISKS TO, OUR BUSINESS, THE NATURE AND EXTENT OF WHICH ARE HIGHLY UNCERTAIN AND UNPREDICTABLE.

In recent months, the continued, global spread of COVID-19 has led to disruption and volatility in the global capital markets, which has increased the cost of, and adversely impacted access to, capital (including the commercial paper markets) and increased economic uncertainty. It is likely that the pandemic will cause an economic slowdown of potentially extended duration, and it is possible that it could cause a global recession.

COVID-19 is adversely affecting, and is expected to continue to adversely affect, certain elements of our business, including as a result of impacts associated with preventive and precautionary measures that we, other businesses, our communities and governments are taking. Due to these impacts and measures, we have experienced and expect to continue to experience delays in our internal product development and unpredictable reductions in demand for certain of our products and services. Our employees have been required to work from home or not go into their offices. Such restrictions are slowly being lifted. If the pandemic continues and conditions worsen, we expect to experience additional adverse impacts on our operational and commercial activities and customer orders, which adverse impacts may be material, and it remains uncertain what impact these adverse impacts would have on future sales and customer orders even if conditions begin to improve.

Negative economic conditions may also cause customers in general to reduce their IT spending. Customers may delay or cancel projects, choose to focus on in-house development efforts or seek to lower their costs by renegotiating maintenance and support agreements. Additionally, customers may be more likely to make late payments in worsening economic conditions, which could require us to increase our collection efforts and require us to incur additional associated costs to collect expected revenues. To the extent purchases of licenses for our software are perceived by customers and potential customers to be discretionary, our revenues may be disproportionately affected by delays or reductions in general IT spending. The extent to which COVID-19 impacts our business will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others.

In addition to existing travel restrictions, jurisdictions may continue to close borders, impose prolonged quarantines and further restrict travel and business activity, which could significantly impact our ability to support our operations and customers. Further, such travel restrictions and slowed-down business activities may affect the operation of our customers and result in decreases in sales of our products and services, which could adversely affect our financial results. Due to the speed with which the COVID-19 situation is developing, the global breadth of its spread and the range of governmental and community reactions thereto, there is uncertainty around its duration and ultimate impact; therefore, any negative impact on our overall financial and operating results (including without limitation our liquidity) cannot be reasonably estimated at this time, but the pandemic could lead to extended disruption of economic activity and the impact on our financial and operating results could be material.